ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(16) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Activity in accumulated other comprehensive income (loss) is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Foreign currency translation, beginning	$43.2	$133.8	$(8.3)
Other comprehensive income (loss)	(10.3)	(90.6)	142.1
Foreign currency translation, ending	32.9	43.2	133.8
Pension, beginning	(1.4)	(0.3)	(2.2)
Actuarial (loss) gain deferred during the period, net of income taxes	(13.4)	(1.1)	1.9
Amortization of deferred losses into earnings	—	—	—
Pension, ending	(14.8)	(1.4)	(0.3)
Accumulated other comprehensive income (loss)	$18.1	$41.8	$133.5

Activity above is shown net of income taxes as of December 31, 2019, 2018 and 2017, respectively, as follows: pension actuarial losses deferred during the period: $0.1,  $0.0, and $0.0; amortization of pension deferred losses into earnings: $0.0,  $0.0, and $0.0.